Summary of Significant Accounting Policies, Risk Management (Details) - Cleco Power [Member] $ in Millions	Dec. 31, 2016 USD ($) MMBTU	Dec. 31, 2015 USD ($) MMBTU
Natural Gas Derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of open natural gas positions | MMBTU	0	0
Energy risk management assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
FTRs in Energy risk management asset	$ 7.9	$ 7.7
Energy risk management liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
FTRs in Energy risk management liability	$ 0.2	$ 0.3